Note 3 - Significant Accounting Policies - Estimated Useful Lives and Rates (Details)	12 Months Ended
Mar. 31, 2018
Patents [member]
Statement Line Items [Line Items]
Useful life, intangible assets (Year)	20 years
Computer equipment [member]
Statement Line Items [Line Items]
Furniture and office equipment	30.00%
Laboratory equipment [member]
Statement Line Items [Line Items]
Furniture and office equipment	30.00%
Production equipment [member]
Statement Line Items [Line Items]
Production equipment (in years) (Year)	10 years
Bottom of range [member] | Licences [member]
Statement Line Items [Line Items]
Useful life, intangible assets (Year)	8 years
Bottom of range [member] | Furniture and office equipment [member]
Statement Line Items [Line Items]
Furniture and office equipment	20.00%
Top of range [member] | Licences [member]
Statement Line Items [Line Items]
Useful life, intangible assets (Year)	14 years
Top of range [member] | Furniture and office equipment [member]
Statement Line Items [Line Items]
Furniture and office equipment	30.00%